Financial Instruments-Risk Management - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted	[1]	$ 406,310	$ 377,054
Assets acquired in exchange of loans		334	274
Decreases (increases) in the Bank's before-tax annual earnings		63	55
The unrealized foreign currency translation losses		356	308
Reverse repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted		315,000	259,000
Standard securities borrowing agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted		313,000	273,000
Collateral not sold or re-pledged		$ 75,000	58,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of residential mortgage portfolio insured		26.00%
Percentage of residential mortgage portfolio uninsured to average loan value		49.00%
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 125,000	111,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		65,000	63,000
Non retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 87,000	$ 73,000
Top of range [member] | Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio		80.00%

[1]	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.